CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS	12. CASH AND CASH EQUIVALENTS
($ millions)	December 31 2019	December 31 2018

Cash	1 232	1 285

Cash equivalents	728	936

	1 960	2 221